CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Profit (loss) for the year	$ (2,687.9)	$ 4,629.0	$ 4,649.1
Adjustments for:
Depreciation and amortization	1,471.8	1,396.3	779.2
Impairment loss	2,063.4
Net finance expenses	304.5	108.5	156.8
Share of profits (losses) and change in fair value of investees	6.5	(2.1)	(4.7)
Capital gains, net	(10.9)	(42.7)	(8.7)
Income taxes	(127.6)	1,398.3	1,010.4
Other non-cash items	18.9	39.7	20.8
Total Adjustments	1,038.7	7,527.0	6,602.9
Change in inventories	11.4	(71.7)	(66.8)
Change in trade and other receivables	242.7	496.6	(766.5)
Change in trade and other payables including contract liabilities	(95.1)	(325.7)	555.9
Change in provisions and employee benefits	15.9	15.9	6.6
Total change in assets and liabilities	174.9	115.1	(270.8)
Dividends received from associates	2.3	0.9	4.4
Interest received	133.8	53.2	3.5
Income taxes paid	(329.7)	(1,586.1)	(369.1)
Net cash generated from operating activities	1,020.0	6,110.1	5,970.9
Cash flows from investing activities
Proceeds from sale of tangible assets, intangible assets and interest in investees	27.4	48.1	10.9
Acquisition and capitalized expenditures of tangible assets, intangible assets and interest in investees	(115.7)	(345.5)	(1,005.0)
Acquisition of investment instruments, net	(138.2)	(1,433.1)	(182.5)
Loans granted to investees	(5.4)
Change in other receivables	3.2	(20.2)	(101.8)
Change in other investments (mainly deposits), net	2,005.2	105.7	(2,064.7)
Net cash generated from (used in) investing activities	1,776.5	(1,645.0)	(3,343.1)
Cash flows from financing activities
Receipt of long-term loans and other long-term liabilities		59.2	50.0
Issuance of share capital, net of issuance costs			205.4
Repayment of lease liabilities and borrowings	(1,713.1)	(1,449.4)	(1,191.3)
Change in short-term loans	(21.0)	(53.5)	(16.0)
Dividend paid to non-controlling interests	(8.9)	(8.4)	(4.7)
Dividend paid to owners of the company	(769.2)	(3,303.3)	(536.4)
Interest paid	(380.7)	(221.0)	(160.0)
Net cash used in financing activities	(2,892.9)	(4,976.4)	(1,653.0)
Net change in cash and cash equivalents	(96.4)	(511.3)	974.8
Cash and cash equivalents at beginning of the year	1,022.1	1,543.3	570.4
Effect of exchange rate fluctuation on cash held	(4.2)	(9.9)	(1.9)
Cash and cash equivalents at the end of the year	$ 921.5	$ 1,022.1	$ 1,543.3